iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  99 .9%
iShares MSCI Emerging Markets ETF ........... 4,011,685 $ 275,201,523
a
Total Investments — 99.9%
(Cost: $ 191,200,336 ) ................................ 275,201,523
Other Assets Less Liabilities — 0 .1% ..................... 285,926
Net Assets — 100.0% ................................. $ 275,487,449
(a)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 18,300,889  $ —  $ (18,321,187)
(b)
$ 21,855  $ (1,557) $ —  —  $ 98,177
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(a)
...... 130,000  —  (130,000)
(b)
—  —  —  —  20,633  —
iShares MSCI
Emerging Markets
ETF ......... 175,753,010  51,973,454  (23,283,752) 3,872,902  66,885,909  275,201,523  4,011,685  2,677,869  —
$ —  $ 3,894,757  $ 66,884,352
$ 275,201,523
$ 2,796,679  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 13,195,000 USD 2,609,347 Goldman Sachs & Co. 06/03/26 $ 5,862
BRL 12,629,000 USD 2,498,516 HSBC Bank PLC 06/03/26 4,514
BRL 12,629,000 USD 2,498,319 Morgan Stanley & Co. International PLC 06/03/26 4,712
BRL 12,629,000 USD 2,493,386 State Street Bank & Trust Company 06/03/26 9,644
CLP 379,213,000 USD 425,453 Goldman Sachs & Co. 06/03/26 613
CLP 354,238,000 USD 397,797 HSBC Bank PLC 06/03/26 209
CLP 354,238,000 USD 397,685 Morgan Stanley & Co. International PLC 06/03/26 320
CLP 354,238,000 USD 397,707 State Street Bank & Trust Company 06/03/26 298
CNH 720,000 USD 106,260 BNP Paribas SA 06/03/26 174
CNH 64,248,320 USD 9,496,393 HSBC Bank PLC 06/03/26 1,073
EUR 48,000 USD 55,835 BNP Paribas SA 06/03/26 155
EUR 4,296,000 USD 5,002,921 Deutsche Bank Securities Inc. 06/03/26 8,164
INR 37,421,000 USD 390,802 Goldman Sachs & Co. 06/03/26 3,075
MXN 482,000 USD 27,510 BNP Paribas SA 06/03/26 289
MXN 30,000 USD 1,709 HSBC Bank PLC 06/03/26 21
MXN 901,000 USD 51,904 Societe Generale 06/03/26 61

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TRY 76,000 USD 1,636 Goldman Sachs & Co. 06/03/26 $ 18
TRY 53,571,000 USD 1,165,672 HSBC Bank PLC 06/03/26 518
TWD 544,129,501 USD 17,330,473 Goldman Sachs & Co. 06/03/26 28,584
TWD 497,278,501 USD 15,839,417 HSBC Bank PLC 06/03/26 24,980
TWD 497,278,501 USD 15,849,564 Morgan Stanley & Co. International PLC 06/03/26 14,833
TWD 497,278,501 USD 15,836,895 State Street Bank & Trust Company 06/03/26 27,502
USD 275,934 BRL 1,383,000 BNP Paribas SA 06/03/26 1,828
USD 3,382,465 BRL 16,982,968 Goldman Sachs & Co. 06/03/26 16,491
USD 3,387,528 BRL 16,985,063 HSBC Bank PLC 06/03/26 21,139
USD 3,381,723 BRL 16,979,968 Morgan Stanley & Co. International PLC 06/03/26 16,344
USD 4,641,892 EUR 3,962,000 BNP Paribas SA 06/03/26 20,403
USD 478,081 EUR 407,000 Morgan Stanley & Co. International PLC 06/03/26 3,334
USD 4,700 EUR 4,000 UBS AG 06/03/26 34
USD 14,571 HKD 114,000 Barclays Bank PLC 06/03/26 24
USD 648,833 HKD 5,077,000 Deutsche Bank Securities Inc. 06/03/26 973
USD 988,711 HKD 7,736,000 Goldman Sachs & Co. 06/03/26 1,544
USD 45,379,799 HKD 355,073,000 JPMorgan Chase Bank N.A. 06/03/26 70,061
ZAR 1,501,000 USD 91,676 Bank of America N.A. 06/03/26 885
ZAR 133,980,000 USD 8,252,780 BNP Paribas SA 06/03/26 9,262
ZAR 1,667,000 USD 99,727 Deutsche Bank Securities Inc. 06/03/26 3,071
MYR 5,491,500 USD 1,383,441 Morgan Stanley & Co. International PLC 06/04/26 1,553
MYR 5,491,500 USD 1,381,509 State Street Bank & Trust Company 06/04/26 3,484
THB 934,000 USD 28,647 HSBC Bank PLC 06/04/26 52
USD 15,698 IDR 272,264,000 BNP Paribas SA 06/04/26 458
USD 655,349 IDR 11,379,487,271 Goldman Sachs & Co. 06/04/26 18,360
USD 656,211 IDR 11,382,901,458 HSBC Bank PLC 06/04/26 19,030
USD 655,168 IDR 11,379,487,271 Morgan Stanley & Co. International PLC 06/04/26 18,179
USD 10,293,867 KRW 15,207,298,000 BNP Paribas SA 06/04/26 204,387
USD 13,132,084 KRW 19,390,301,936 Goldman Sachs & Co. 06/04/26 267,337
USD 12,735,396 KRW 18,791,076,128 HSBC Bank PLC 06/04/26 268,212
USD 12,724,745 KRW 18,785,439,936 Morgan Stanley & Co. International PLC 06/04/26 261,301
USD 52,208 MYR 207,000 Goldman Sachs & Co. 06/04/26 1
USD 9,220 THB 300,000 HSBC Bank PLC 06/04/26 2
USD 40,845 THB 1,329,000 State Street Bank & Trust Company 06/04/26 9
BRL 2,037,000 USD 399,843 Goldman Sachs & Co. 07/03/26 919
HKD 13,060,000 USD 1,668,167 Deutsche Bank Securities Inc. 07/03/26 82
MXN 828,000 USD 47,584 Goldman Sachs & Co. 07/03/26 50
USD 58,855 BRL 299,000 BNP Paribas SA 07/03/26 29
USD 12,940 CLP 11,511,000 Goldman Sachs & Co. 07/03/26 4
USD 122,224 CNH 825,000 Bank of America N.A. 07/03/26 5
USD 303,275 CNH 2,046,000 HSBC Bank PLC 07/03/26 172
USD 25,701 EUR 22,000 Deutsche Bank Securities Inc. 07/03/26 6
USD 329,522 EUR 282,000 Goldman Sachs & Co. 07/03/26 153
USD 46,499,223 HKD 363,924,000 JPMorgan Chase Bank N.A. 07/03/26 12,541
USD 449,978 IDR 8,036,602,000 Goldman Sachs & Co. 07/03/26 139
USD 449,868 IDR 8,036,602,000 HSBC Bank PLC 07/03/26 28
USD 464,627 IDR 8,297,507,000 Morgan Stanley & Co. International PLC 07/03/26 184
USD 8,030,038 INR 764,733,250 Goldman Sachs & Co. 07/03/26 9,808
USD 7,514,746 INR 715,892,250 HSBC Bank PLC 07/03/26 6,741
USD 333,117 INR 31,732,000 JPMorgan Chase Bank N.A. 07/03/26 324
USD 7,515,061 INR 715,892,250 Morgan Stanley & Co. International PLC 07/03/26 7,056
USD 7,513,957 INR 715,892,250 State Street Bank & Trust Company 07/03/26 5,952
USD 26,708,640 KRW 40,181,112,750 Goldman Sachs & Co. 07/03/26 45,980
USD 11,852,328 KRW 17,843,679,750 HSBC Bank PLC 07/03/26 11,940
USD 11,857,920 KRW 17,843,679,750 Morgan Stanley & Co. International PLC 07/03/26 17,532
USD 12,116,093 KRW 18,235,851,750 State Street Bank & Trust Company 07/03/26 15,475

iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,630,762 MXN 80,482,000 UBS AG 07/03/26 $ 743
USD 169,010 THB 5,478,000 State Street Bank & Trust Company 07/03/26 312
USD 1,120,422 TRY 52,978,000 HSBC Bank PLC 07/03/26 92
USD 24,761,050 TWD 779,646,501 Goldman Sachs & Co. 07/03/26 29,920
USD 15,790,629 TWD 497,278,501 HSBC Bank PLC 07/03/26 16,481
USD 15,798,204 TWD 497,278,501 Morgan Stanley & Co. International PLC 07/03/26 24,056
USD 15,791,632 TWD 497,278,501 State Street Bank & Trust Company 07/03/26 17,484
USD 195,115 ZAR 3,168,000 BNP Paribas SA 07/03/26 238
1,587,823
BRL 1,249,000 USD 249,863 Goldman Sachs & Co. 06/03/26 (2,315)
EUR 29,000 USD 34,064 HSBC Bank PLC 06/03/26 (237)
HKD 4,076,000 USD 520,338 Bank of New York 06/03/26 (213)
HKD 363,924,000 USD 46,451,424 JPMorgan Chase Bank N.A. 06/03/26 (12,238)
INR 715,892,250 USD 7,545,795 Goldman Sachs & Co. 06/03/26 (10,639)
INR 715,892,250 USD 7,550,252 HSBC Bank PLC 06/03/26 (15,096)
INR 715,892,250 USD 7,546,750 Morgan Stanley & Co. International PLC 06/03/26 (11,594)
INR 715,892,250 USD 7,543,649 State Street Bank & Trust Company 06/03/26 (8,493)
MXN 80,482,000 USD 4,642,670 UBS AG 06/03/26 (857)
USD 12,407 CLP 11,326,000 BNP Paribas SA 06/03/26 (319)
USD 522,968 CLP 473,499,660 Goldman Sachs & Co. 06/03/26 (9,035)
USD 522,931 CLP 473,503,680 HSBC Bank PLC 06/03/26 (9,076)
USD 11,336 CLP 10,236,000 JPMorgan Chase Bank N.A. 06/03/26 (164)
USD 522,878 CLP 473,361,660 Morgan Stanley & Co. International PLC 06/03/26 (8,969)
USD 8,954,993 CNH 61,070,320 Deutsche Bank Securities Inc. 06/03/26 (72,687)
USD 426,581 CNH 2,909,000 Morgan Stanley & Co. International PLC 06/03/26 (3,440)
USD 76,265 CNH 520,000 State Street Bank & Trust Company 06/03/26 (604)
USD 68,783 CNH 469,000 UBS AG 06/03/26 (547)
USD 221,908 INR 21,124,000 BNP Paribas SA 06/03/26 (433)
USD 9,269,274 INR 884,923,037 Goldman Sachs & Co. 06/03/26 (45,023)
USD 9,251,919 INR 883,141,926 HSBC Bank PLC 06/03/26 (43,631)
USD 2,402,519 INR 228,924,000 JPMorgan Chase Bank N.A. 06/03/26 (7,031)
USD 9,251,276 INR 882,877,037 Morgan Stanley & Co. International PLC 06/03/26 (41,486)
USD 171 MXN 3,000 Bank of America N.A. 06/03/26 (2)
USD 37,005 MXN 648,000 Barclays Bank PLC 06/03/26 (368)
USD 4,611,268 MXN 81,244,000 State Street Bank & Trust Company 06/03/26 (74,493)
USD 9,193 TRY 427,000 Goldman Sachs & Co. 06/03/26 (102)
USD 121,049 TRY 5,625,000 HSBC Bank PLC 06/03/26 (1,402)
USD 1,024,450 TRY 47,595,000 UBS AG 06/03/26 (11,648)
USD 410,700 TWD 13,000,000 BNP Paribas SA 06/03/26 (4,032)
USD 17,246,242 TWD 546,428,659 Goldman Sachs & Co. 06/03/26 (186,165)
USD 17,191,930 TWD 543,505,682 HSBC Bank PLC 06/03/26 (147,227)
USD 12,298,428 TWD 389,688,000 JPMorgan Chase Bank N.A. 06/03/26 (133,569)
USD 17,137,498 TWD 543,342,659 Morgan Stanley & Co. International PLC 06/03/26 (196,458)
USD 64,933 ZAR 1,084,000 BNP Paribas SA 06/03/26 (1,913)
USD 8,092,896 ZAR 136,064,000 HSBC Bank PLC 06/03/26 (297,659)
IDR 8,468,029,000 USD 475,322 Goldman Sachs & Co. 06/04/26 (1,307)
IDR 8,036,602,000 USD 451,067 HSBC Bank PLC 06/04/26 (1,202)
IDR 1,836,305,000 USD 105,772 JPMorgan Chase Bank N.A. 06/04/26 (2,981)
IDR 8,036,602,000 USD 451,114 Morgan Stanley & Co. International PLC 06/04/26 (1,249)
IDR 8,036,602,000 USD 450,861 State Street Bank & Trust Company 06/04/26 (996)
KRW 18,643,076,750 USD 12,381,242 Goldman Sachs & Co. 06/04/26 (12,249)
KRW 17,843,679,750 USD 11,850,360 HSBC Bank PLC 06/04/26 (11,739)
KRW 17,843,679,750 USD 11,850,518 Morgan Stanley & Co. International PLC 06/04/26 (11,896)
KRW 17,843,679,750 USD 11,848,393 State Street Bank & Trust Company 06/04/26 (9,772)
MYR 237,000 USD 59,790 Goldman Sachs & Co. 06/04/26 (17)

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
Currency Hedged MSCI Emerging Markets ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
THB 83,392,000 USD 2,562,439 UBS AG 06/04/26 $ (79)
USD 1,399,321 MYR 5,551,000 Goldman Sachs & Co. 06/04/26 (679)
USD 1,375,839 MYR 5,462,000 Morgan Stanley & Co. International PLC 06/04/26 (1,714)
USD 2,536,525 THB 82,697,000 JPMorgan Chase Bank N.A. 06/04/26 (4,480)
HKD 1,638,000 USD 209,246 UBS AG 07/03/26 (13)
IDR 3,458,843,000 USD 193,850 Goldman Sachs & Co. 07/03/26 (245)
TRY 3,063,000 USD 64,775 HSBC Bank PLC 07/03/26 (1)
TWD 8,395,000 USD 266,581 JPMorgan Chase Bank N.A. 07/03/26 (283)
USD 2,479,337 BRL 12,629,000 Goldman Sachs & Co. 07/03/26 (5,310)
USD 2,479,727 BRL 12,629,000 HSBC Bank PLC 07/03/26 (4,920)
USD 2,479,921 BRL 12,629,000 Morgan Stanley & Co. International PLC 07/03/26 (4,725)
USD 2,474,964 BRL 12,629,000 State Street Bank & Trust Company 07/03/26 (9,683)
USD 417,594 CLP 371,991,000 Goldman Sachs & Co. 07/03/26 (451)
USD 397,976 CLP 354,238,000 HSBC Bank PLC 07/03/26 (118)
USD 397,846 CLP 354,238,000 Morgan Stanley & Co. International PLC 07/03/26 (248)
USD 397,850 CLP 354,238,000 State Street Bank & Trust Company 07/03/26 (243)
USD 9,516,988 CNH 64,248,320 HSBC Bank PLC 07/03/26 (1,038)
USD 5,009,471 EUR 4,296,000 Deutsche Bank Securities Inc. 07/03/26 (8,154)
USD 449,827 IDR 8,036,602,000 State Street Bank & Trust Company 07/03/26 (13)
USD 305,519 MXN 5,312,000 HSBC Bank PLC 07/03/26 (73)
USD 14,829 MYR 59,000 Goldman Sachs & Co. 07/03/26 (49)
USD 1,387,611 MYR 5,509,500 Morgan Stanley & Co. International PLC 07/03/26 (1,629)
USD 1,380,815 MYR 5,491,500 State Street Bank & Trust Company 07/03/26 (3,887)
USD 7,880 THB 256,000 Bank of America N.A. 07/03/26 (4)
USD 2,566,224 THB 83,392,000 UBS AG 07/03/26 (1,888)
USD 11,437 TRY 541,000 HSBC Bank PLC 07/03/26 (3)
USD 71,957 ZAR 1,171,000 Bank of America N.A. 07/03/26 (76)
USD 8,232,450 ZAR 133,980,000 BNP Paribas SA 07/03/26 (9,218)
(1,471,797)
$ 116,026

iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 275,201,523  $ —  $ —  $ 275,201,523
$ —  $ —  $ —  $ —
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 1,587,823  $ —  $ 1,587,823
Liabilities
Foreign Currency Exchange Contracts ............................ —  (1,471,797) —  (1,471,797)
$ —  $ 116,026  $ —  $ 116,026
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan
EUR Euro
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD United States Dollar
ZAR South African Rand
Fair Value Hierarchy as of Period End (continued)